INVENTORIES, NET - Inventories of group (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Inventory Disclosure [Abstract]
Finished products	$ 17,792	108,475	133,571
Products in progress	7,050	42,986	794
Raw materials	8,772	53,481	51,464
Inventories, net	$ 33,614	204,942	185,829